Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000235057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000235057
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%	0.94%	12.61%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	22.34%	11.19%	10.91%